Share-based compensation (Details) - LTIP - shares shares in Millions	12 Months Ended		84 Months Ended
	Dec. 31, 2022	Dec. 31, 2016	Dec. 31, 2022
Share-based compensation
Stock issued as percentage of issued ordinary share capital		10.00%	2.90%
Expiration period		3 years
Individual measurement period	3 years
Overall measurement period	3 years
Period of clawback provisions		5 years
Number of shares available for grant	16.0		16.0
Shares issued under plan	6.5
Employees part of senior management | Minimum
Share-based compensation
Percentage of awards issued		50.00%